UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                 FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-10103

Exact name of registrant
  as specified in charger:              Satuit Capital Management Trust

Address of principal
  executive offices:                    2807 Gaston Gate
                                        Mt. Pleasant, SC 29466

Name and address
  of agent for service:                 Thomas R. Westle
                                        Blank Rome LLP
                                        The Chrysler Building
                                        405 Lexington Avenue
                                        New York, New York 10174

Registrant's telephone number,
      including area code:              (843) 883-0550

Date of fiscal year end:                October 31st

Date of reporting period:               October 31st


Item #1.  Reports to Stockholders.

                        ANNUAL LETTER TO SHAREHOLDERS
                     FOR THE YEAR ENDING OCTOBER 31, 2007

Dear Shareholder,

      Welcome to our 7/th/ year-end Shareholder letter. And what a year it has been! From the sub-prime mortgage meltdown to the Federal Reserve lowering both the Fed Funds Rate and the Discount Window Rate to another all time high in most major market indexes, we saw commodities being bid up to record levels by economies once thought to be third world but now fully engaged developing, growing economies. And, lest we forget, a U.S dollar falling to levels we have not seen in years. Those are just a few of the major headlines in the financial press. The underlying stories that have developed are too many to mention here but, as we all know, 2007 was not lacking financial drama!

      Most importantly, SATMX had a solid fiscal year, returning 17.94% for the twelve months ending October 31/st/, 2007. Asset flows were solid as well, as net assets grew from $122 million to $161 million! We certainly need to take a moment to thank all of the shareholders for your continued confidence in our ability to manage your micro cap equity allocation.

      I am very pleased to announce that we also added two investment professionals to the team this year: Robert Johnson and Jeff MacCune.

      For over 40 years, Robert Johnson has established a distinguished and successful career in the investment industry. Mr. Johnson's career includes employment with Putnam Management, Smith Barney, Wood Struthers & Winthrop, First Boston Corp, BZW and Credit Lyonnaise. Most recently, Mr. Johnson was employed at Adams Harkness & Hill which was recently acquired by Canaccord and subsequently named Canaccord Adams. Mr. Johnson's responsibilities at Adams Harkness & Hill included Institutional Sales coverage of a wide and distinguished group of Institutional Asset Management firms in Boston, New York, San Francisco, and Montreal. Further, Mr. Johnson's responsibilities included management of the Institutional Research and Sales morning meetings, coordinating the flow and prioritizing the firm's daily research call activity. Mr. Johnson was also the founder of the Boston-based Downtown Discussion Club, which he ran for over 30 years, and is a member of the Boston Society of Securities Analysts .Mr. Johnson joins Satuit Capital Management, LLC as Senior Equity Analyst. Mr. Johnson's responsibilities include research and investment for the Energy, Financial, and Basic Industry sectors.

      Jeffrey MacCune, the Director of Equity Trading and Operations, has over eighteen years of investment experience. He is responsible for overseeing and executing all equity transactions made on behalf of the firm. Prior to joining the firm in 2007, Mr. MacCune was Co-Manager of Equity Trading with Boston Institutional Services. Mr. MacCune began his career as Vice President of Institutional Equities at Lehman Brothers and also worked at Deutsche Bank as a Vice President Institutional Sales Trader and W.R. Hambrecht as a Senior Sales Trader. Mr. MacCune holds a Bachelors of Science Degree in Business Economics from Merrimack College and holds Series 7, 24, and 63 licenses from the Financial Industry Regulatory Authority. He is also a member of the Boston Securities Traders Association.

      We are looking forward to their contribution to returns and the growth of SATMX!

                                      1

      As we begin our eighth year with our Micro Cap strategy SATMX, I would like to address what is always a hot investment topic: the relative performance of Micro/Small Cap versus Large Cap. The most frequently asked questions I get are 1) "Is the Micro/Small Cap cycle over"? And 2) "why an allocation to a Micro Cap strategy?" I answer both of these questions by outlining 3 themes: diversification, relative valuation, and economic cycle.

      With respect to diversification, the financial press and Wall Street strategists have, at the beginning of the last seven years, predicted the end of the Micro/Small Cap out performance cycle (relative to Large Cap). One of these days they may be correct! My response to their prediction: it's not about the "trade" from Micro/Small to Large or vice versa. It's about the allocation. Over the long term, a properly allocated portfolio that is well diversified across Large, Mid, Small, and Micro Cap strategies, bonds, international, and cash, should outperform a non-diversified portfolio.

      Valuation is a key component to our long term returns. The universe of $500 million of market cap and less companies (Micro Cap) can reach over 5000. The investment philosophy and investment process of SATMX favor companies that, in general, have an attractive relative valuation with the potential for above-average earnings growth rates. Thus, the portfolio is well diversified with an attractive relative valuation and holds companies that have above-average earnings per share growth.

      Regarding the economic cycle, much has been written about the performance of smaller, U.S domestic companies as the economy moves out of an expansionary phase and into a slower, even recessionary economy. It's obvious that the hottest investment topic is whether or not the U.S economy is going into a recession in 2008. Frankly, we're not concerned. The investment philosophy and process of SATMX is to be invested in companies with reasonable forward valuations and above average earnings per share growth rates. Slower economic growth may hinder short-term returns but longer-term returns should be robust. Further, since 1945, economic recessions last on average nine months. Economic expansions last on average sixty months. We'll focus our attention to the entire cycle not just the weaker seventeen percent of the time. However, we decided to examine recessionary periods. We used Center for Research in Securities Pricing data from the University Of Chicago (CRSP) and calculated annualized returns during recessionary periods from 1945 to 2001. Our results are presented in the table below.

      Annualized Returns

                           Duration Micro Cap Small Cap Mid Cap  Large Cap
      Recessionary Periods  Months   Return    Return   Return    Return
      -------------------- -------- --------- --------- -------  ---------
       Dec. 48 to Sep. 49     10       6.79%     9.72%   15.65%    15.09%
       Jul. 53 to Apr. 54     10       8.10%    10.90%   22.32%    30.50%
       Sep. 57 to Mar. 58      7      (6.84%)   (6.55%)   0.29%    (9.07%)
       May 60 to Jan. 61       9      14.51%    19.31%   26.31%    22.57%
       Jan. 70 Oct 70         10     (26.40%)  (22.49%) (16.14%)   (9.59%)
       Dec. 73 to Feb. 75     14      (4.65%)   (3.43%)  (0.93%)  (10.31%)
       Feb. 80 to June 80      5     (16.26%)   (6.40%)   4.59%     7.43%
       Aug. 81 to Oct. 82     14       5.14%     7.79%    8.86%     6.58%
       Aug. 90 to Apr. 91      9       7.88%    11.29%   17.68%    11.28%
       Apr. 01 to Nov. 01      8      26.94%    17.23%    8.52%    (2.67%)

                                      2

                            Duration Micro Cap Small Cap Mid Cap Large Cap
     Recessionary Periods    Months   Return    Return   Return   Return
     --------------------   -------- --------- --------- ------- ---------
     Mean                      9.6      1.52%     3.74%    8.72%    6.18%
     Pre Feb. 80                10     (1.42%)    1.24%    7.92%    6.53%
     Post Feb. 80--(last 4)      9      5.93%     7.48%    9.91%    5.66%
     Last 3                  10.33     13.32%    12.10%   11.69%    5.06%
     Last 2                    8.5     17.41%    14.26%   13.10%    4.31%
     Last 1                      8     26.94%    17.23%    8.52%   (2.67%)

      The return data speaks volumes for the allocation to Micro Cap and Small Cap strategies as during the last three recessionary periods, Micro Cap and Small Cap stocks outperformed both Mid and Large Cap. Our conclusion? Don't forget about your Micro Cap and Small Cap allocations!

 LOGO

      A picture being worth a thousand words, above is the performance chart of SATMX returns for the period ending October 31, 2007 versus our most relevant benchmarks, the Russell 2000 and the Russell Micro Cap Index. One of the most frequently asked questions we get is, "to what do we attribute your long term performance"? Is it stock selection, sector allocation, strategic allocations, tactical allocations? Our answer is this: We believe that companies that have an attractive valuation with above average expected earnings growth will out perform the market over the long term. We identify those companies using a proprietary

                                      3

screening process and then apply rigorous bottom up fundamental analysis on those companies. We have stuck to this process for seven years. We are focused on and disciplined to our investment philosophy and process and will not alter what we do to meet short term market swings. Our investors can rest assured that the investment philosophy and process we used on December 12, 2000 is the same investment philosophy and process we used on December 12, 2007 and will be the same investment philosophy and process we will be using on December 12, 2020.

      Finally, let us once again thank our shareholders for their continued support and confidence!

Sincerely,

Robert J. Sullivan
Portfolio Manager, SATMX
Chief Investment Officer, Satuit Capital Management, LLC

 LOGO

                                      4

 LOGO

                                          Class A Shares                     Class C Shares
                              --------------------------------------  ---------------------------
                                             Average Annual Return                 Average Annual
                              Total Return -------------------------  Total Return     Return
                                One Year   Five Years Since Inception   One Year   Since Inception
                                 Ended       Ended      12-12-00 to      Ended       04-21-04 to
                               10/31/2007  10/31/2007    10-31-07      10/31/2007     10-31-07
                              ------------ ---------- --------------- ------------ ---------------
Fund:                            11.16%      22.90%        18.77%        17.70%         62.11%
Fund, excluding sales charge:    17.94%      24.36%        19.80%          N/A            N/A
S&P 500:                         12.44%      11.83%         1.79%        12.44%         37.83%
Russell 2000:                     7.98%      17.26%         8.31%         7.98%         41.97%

The S & P 500 Index is a market-value weighted index that tracks 500 companies in leading industries such as transportation, utilities, financial services, cyclicals & consumer products.

The Russsell 2000 Index is a market capitalization index that measures the performance of 2000 small-cap stocks in various industries.

(The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                      5

                         SATUIT CAPITAL MICRO CAP FUND
                                 Fund Expenses

A. Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2007 and held for the six months ended October 31, 2007.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

   CLASS A           Beginning Account  Ending Account  Expenses Paid During
                           Value            Value           the Period*
                        May 1, 2007    October 31, 2007 May 1, 2007 through
                                                          October 31, 2007
   -------------------------------------------------------------------------
   Actual                 $1,000          $1,104.69            $10.34
   -------------------------------------------------------------------------
   Hypothetical           $1,000          $1,015.25            $9.91
   (5% return before
     expenses)
   -------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

                                      6

   CLASS C           Beginning Account  Ending Account  Expenses Paid During
                           Value            Value           the Period*
                        May 1, 2007    October 31, 2007 May 1, 2007 through
                                                          October 31, 2007
   -------------------------------------------------------------------------
   Actual                 $1,000          $1,100.56            $14.30
   -------------------------------------------------------------------------
   Hypothetical           $1,000          $1,011.50            $13.69
   (5% return before
     expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

 LOGO

                                      7

                         SATUIT CAPITAL MICRO CAP FUND
                            SCHEDULE OF INVESTMENTS
                               October 31, 2007

                                                       % of
        Number                                         Net     Market
        of Shares Security Description                Assets   Value
        --------- --------------------                ------ -----------

                  Common Stocks:                      75.39%

                  Aerospace/Defense:                   1.61%
          65,200  Ducommun, Inc.*                            $ 2,590,396
                                                             -----------

                  Commercial Services:                 2.19%
         102,400  51 Job Inc. ADR* +                           2,282,496
          38,700  Team, Inc.*                                  1,245,753
                                                             -----------
                                                               3,528,249
                                                             -----------

                  Computer Software/Storage:           6.73%
         178,900  American Software Class A                    1,450,879
         123,000  Digi International Inc.*                     1,972,920
          33,100  Faro Technologies*                             951,956
         219,800  Intervoice, Inc.*                            2,154,040
          93,600  JDA Software Group*                          2,336,256
          74,700  Omnicell, Inc.* +                            1,972,080
                                                             -----------
                                                              10,838,131
                                                             -----------

                  Electronic/Equipment:                6.68%
          32,500  American Science & Engineering Inc.          1,964,300
         119,700  Comtech Group, Inc.*                         2,574,747
         113,200  Cypberoptics Corp.*                          1,416,132
         701,000  RAE Systems Inc.* +                          2,110,010
         162,100  Taser International Uts* +                   2,698,965
                                                             -----------
                                                              10,764,154
                                                             -----------

                  Energy:                              1.33%
          26,800  Dawson Geophysical Co.* +                    2,138,908
                                                             -----------

                  Financial:                           5.15%
          98,100  Amerisafe Inc.* +                            1,586,277
          53,500  Amtrust Financial                              746,325
          45,250  Asta Financial+                              1,608,185
         133,750  Castlepoint Hldgs. F+                        1,558,188
          40,700  City Bank Lynnwood WA+                         974,765
         259,100  Specialty Underwriter*                       1,826,655
                                                             -----------
                                                               8,300,395
                                                             -----------

                                      8

                                                      % of
         Number                                       Net     Market
         of Shares Security Description              Assets   Value
         --------- --------------------              ------ -----------

                   Food:                              0.05%
           13,300  G. Willi-Food International Ltd.*        $    75,677
                                                            -----------

                   Healthcare:                        5.66%
           37,200  American Physicians+                         738,792
          311,234  Biosphere Medical Inc.* +                  1,356,980
           48,800  Omrix Biopharmaceuticals, Inc.* +          1,700,192
          304,600  Orchid Cellmark, Inc.*                     1,693,576
          503,900  PHC, Inc.--Class A*                        1,506,661
          131,600  Sun Healthcare Group* +                    2,125,340
                                                            -----------
                                                              9,121,541
                                                            -----------

                   Industrial:                        2.33%
           43,200  Dxp Enterprises, Inc.* +                   2,048,544
           30,000  Hurco Companies* +                         1,713,000
                                                            -----------
                                                              3,761,544
                                                            -----------

                   Internet:                          2.16%
          128,193  Interwoven, Inc.*                          1,819,059
          198,000  S1 Corporation*                            1,667,160
                                                            -----------
                                                              3,486,219
                                                            -----------

                   Manufacturing:                     3.77%
          177,400  Aceto Corp.                                1,559,346
          104,400  Anika Therapeutics, Inc.*                  1,961,676
          171,700  Landec Corp.*                              2,551,462
                                                            -----------
                                                              6,072,484
                                                            -----------

                   Metal Processor:                   1.68%
           49,200  Dynamic Materials Co.+                     2,706,984
                                                            -----------

                   Oil & Gas:                        14.06%
           63,800  Arena Resources, Inc.* +                   2,329,338
           33,900  Flotek Industries, Inc.* +                 1,722,120
           33,400  Gulfmark Offshore, Inc.* +                 1,555,772
          102,400  Gulport Energy Corp.* +                    2,267,136
           65,300  Interoil Corporation*                      1,518,878
           84,200  Mitcham Industries* +                      1,830,508
            7,300  Natco Group Inc.--A*                         389,163
          103,500  Natural Gas Services Group*                1,917,855
           38,400  Parallel Petroleum* +                        786,048
          500,000  Particle Drilling Technologies* +          1,665,000
          193,965  T.G.C. Industries* +                       2,149,132
           55,200  T-3 Energy Service Inc.*                   2,623,104
          164,000  Txco Resources, Inc.* +                    1,904,040
                                                            -----------
                                                             22,658,094
                                                            -----------

                                      9

                                                           % of
  Number                                                   Net      Market
  of Shares Security Description                          Assets    Value
  --------- --------------------                          ------ ------------

            Retail:                                        1.04%
    165,300 Sport Supply Group Inc.                              $  1,674,489
                                                                 ------------

            Semi-conductors:                               2.98%
    153,700 02Micro International Limited ADR*                      2,668,232
     85,500 Silicon Motion ADR* +                                   2,137,500
                                                                 ------------
                                                                    4,805,732
                                                                 ------------

            Tech:                                          5.38%
    132,000 Aspen Technology Inc.*                                  2,302,080
    103,900 NCI, Inc.*                                              1,988,646
    139,528 Radiant Systems * +                                     2,277,097
     58,147 Universal Electronics, Inc.* +                          2,099,107
                                                                 ------------
                                                                    8,666,930
                                                                 ------------

            Telecommunications:                            4.88%
     45,500 China Med Tech ADR+                                     2,122,575
     95,800 CPI International*                                      1,946,656
    137,200 Globecomm Systems*                                      2,118,368
    146,000 WPCS International*                                     1,671,700
                                                                 ------------
                                                                    7,859,299
                                                                 ------------

            Transportation:                                7.71%
    103,000 Paragon Shipping Inc.--Class A+                         2,583,240
     88,303 Providence & Worcester Railroad Co.+                    1,682,172
    110,900 Quintana Maritime+                                      3,099,655
     89,300 Stealthgas, Inc.                                        1,620,795
     54,800 TBS International Lstd--A*                              3,443,632
                                                                 ------------
                                                                   12,429,494
                                                                 ------------

            Total Common Stocks: (cost $92,825,930)               121,478,720
                                                                 ------------

  Par Value
  --------- -
            Short Term Investments:                       45.76%
  1,076,269 Repurchase Agreement                           0.67%    1,076,269
            (Bear Stearns Repurchase agreement 2.4687%
            due 11/1/07, dated 10/31/07, maturity value
            $1,076,342, (collateralized by $1,145,000
            United States Treasury Bonds, stripped of the
            coupon payments, due 8/15/08, valued at
            $1,111,016)
            (cost $1,076,269)

                                      10

                                                            % of
                                                            Net       Market
Par Value  Security Description                            Assets     Value
---------- --------------------                           ------   ------------

33,058,572 Repurchase Agreement                            20.51%  $ 33,058,572
           (Bear Stearns Repurchase agreement
           4.9375% due 11/1/07, dated 10/31/07,
           maturity value $33,063,106, (collateralized by
           90,215,000 United States Treasury Bonds,
           stripped of the coupon payments, due
           5/15/2037, valued at $22,500,523; 2,903,000
           United States Treasury Securities, stripped of
           the coupon payments, due 2/15/2026, valued
           at $1,192,494; and 10,645,000 United States
           Treasury Bill, stripped of the coupon
           payments, due 8/15/08, value 10,329,056)
           (cost $33,058,572)
39,607,790 Repurchase Agreement                            24.58%    39,607,790
           (Bear Stearns Repurchase agreement
           4.5500% due 11/1/07, dated 10/31/07,
           maturity value $39,612,796, (collateralized by
           49,410,000 United States Treasury Bonds,
           stripped of the coupon payments, due
           8/15/2029, valued at $17,366,133 and
           93,785,000 United States Treasury Bond,
           stripped of the coupon payments, due
           5/15/2037 valued at $23,390,917)
           (cost $39,607,790)
           Total short term investments:
                                                                   ------------
           (cost $73,742,631)                                        73,742,631
                                                                   ------------

           Total Investments:
           (Cost: $166,568,561)                           121.15%  $195,221,351
           Liabilities in excess of other assets          (21.15%)  (34,079,705)
                                                          ------   ------------

           Net Assets                                     100.00%  $161,141,646
                                                          ======   ============

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

+ A portion of the shares held are on loan at October 31, 2007 as part of the Fund's security lending program. Total Market Value of loaned securities at October 31, 2007 was $33,707,288. (see Note 4).

The accompanying notes are an integral part of these financial statements.

                                      11

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $92,825,930 including $33,707,288 of market value
   of loaned securities) (Note 4)                                                               $121,478,720
 Repurchase agreements (identified cost of $73,742,631) (Note 1)                                  73,742,631
                                                                                                ------------
     Total investments (identified cost of $166,568,561)                                         195,221,351
 Interest receivable                                                                                  72,618
 Dividends receivable                                                                                  6,796
 Receivable for capital stock sold                                                                   131,139
 Prepaid expenses                                                                                     62,197
                                                                                                ------------
     TOTAL ASSETS                                                                                195,494,101
                                                                                                ------------

LIABILITIES
 Payable for collateral on loaned securities (Note 4)                                             34,134,841
 Payable for capital stock redeemed                                                                   88,971
 Accrued advisor fees                                                                                120,572
 Other accrued expenses                                                                                8,071
                                                                                                ------------
     TOTAL LIABILITIES                                                                            34,352,455
                                                                                                ------------

NET ASSETS                                                                                      $161,141,646
                                                                                                ============
Net Assets Consist of:
 Paid in capital applicable to 5,340,379 shares of $.01 par value shares of beneficial interest
   outstanding                                                                                  $126,019,844
 Accumulated net realized gain (loss) on investments                                               6,469,012
 Net unrealized appreciation (depreciation) of investments                                        28,652,790
                                                                                                ------------

NET ASSETS                                                                                      $161,141,646
                                                                                                ============

NET ASSET VALUE PER SHARE

Class A Shares
  ($157,916,540 / 5,231,649 shares outstanding; 15,000,000 authorized) (Note 2)                 $      30.18
                                                                                                ============

MAXIMUM OFFERING PRICE PER SHARE ($30.18 X 100 / 94.25)                                         $      32.02
                                                                                                ============

Class C Shares
  ($3,225,106 / 108,730 shares outstanding; 10,000,000 authorized) (Note 2)                     $      29.66
                                                                                                ============

The accompanying notes are an integral part of these financial statements.

                                      12

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS

Year ended October 31, 2007
------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Dividend                                                          $   596,842
 Interest                                                              435,583
 Income from securities loaned--net (Note 4)                           332,712
                                                                   -----------
   Total investment income                                           1,365,137
                                                                   -----------
EXPENSES
 Investment advisory fees (Note 2)                                   1,765,086
 Rule 12b-1 and servicing fees
   Class A                                                             346,248
   Class C                                                              27,075
 Accounting fees (Note 2)                                               62,407
 Administrative services (Note 2)                                      121,464
 Custody fees                                                           52,407
 Registration fees (Note 2)                                             36,146
 Transfer agent fees (Note 2)                                          180,655
 Professional fees                                                      66,980
 Shareholder services (Note 2)                                         200,757
 Miscellaneous                                                          53,559
 Compliance fees                                                        10,130
 Trustee fees                                                           14,943
                                                                   -----------
   Total expenses                                                    2,937,857
 Advisor fee waiver (Note 2)                                          (162,223)
                                                                   -----------
 Net expenses                                                        2,775,634
                                                                   -----------
 Net investment income (loss)                                       (1,410,497)
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                             8,779,684
 Change in net unrealized appreciation/depreciation on investments  16,293,069
                                                                   -----------
 Net realized and unrealized gain (loss) on investments             25,072,753
                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                  $23,662,256
                                                                   ===========

The accompanying notes are an integral part of these financial statements.

                                      13

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Year ended       Year ended
                                                                   October 31, 2007 October 31, 2006
                                                                   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income (loss)                                        $ (1,410,497)    $   (570,649)
 Net realized gain (loss) on investments                                8,779,684         (900,175)
 Change in net unrealized appreciation/depreciation on investments     16,293,069        9,056,226
                                                                     ------------     ------------
 Increase in net assets from operations                                23,662,256        7,585,402
                                                                     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   A Class                                                                     --       (1,950,161)
   C Class                                                                     --          (53,591)
                                                                     ------------     ------------
Decrease in net assets from distributions                                      --       (2,003,752)
                                                                     ------------     ------------
Capital share transactions (Note 6)
 Shares sold
   A Class                                                             51,636,504      106,910,018
   C Class                                                                886,476        1,919,882
 Distributions reinvested
   A Class                                                                     --        1,899,828
   C Class                                                                     --           53,591
 Shares redeemed
   A Class                                                            (37,128,794)     (13,810,945)
   C Class                                                               (534,948)        (159,758)
                                                                     ------------     ------------
Increase in net assets from capital share transactions                 14,859,238       96,812,616
                                                                     ------------     ------------
NET ASSETS
 Increase during year                                                  38,521,494      102,394,266
 Beginning of year                                                    122,620,152       20,225,886
                                                                     ------------     ------------
END OF YEAR                                                          $161,141,646     $122,620,152
                                                                     ============     ============

The accompanying notes are an integral part of these financial statements.

                                      14

SATUIT CAPITAL MICRO CAP FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          Class A Shares                                  Class C Shares
                        -------------------------------------------------   ---------------------------------------
                                      Year ended October 31,                   Year ended October 31,     Period ended
                        -------------------------------------------------   ---------------------------   October 31,
                           2007       2006      2005      2004      2003      2007      2006      2005       2004*
                        --------   --------   -------   -------   -------   -------   -------   -------   ------------
Net Asset Value,
 Beginning of
 Period                 $  25.59   $  23.41   $ 20.63   $ 18.69   $ 11.67   $ 25.20   $ 23.23   $ 20.64     $ 20.74
                        --------   --------   -------   -------   -------   -------   -------   -------     -------
Investment activities
  Net investment
   income (loss)           (0.26)     (0.12)    (0.28)    (0.34)    (0.34)    (0.45)    (0.23)    (0.33)      (0.21)
  Net realized and
   unrealized gain
   (loss) on
   investments              4.85       4.44      3.90   $  2.57   $  7.36      4.91      4.34      3.75        0.11
                        --------   --------   -------   -------   -------   -------   -------   -------     -------
   Total from
    investment
    activities              4.59       4.32      3.62      2.23      7.02      4.46      4.11      3.42       (0.10)
                        --------   --------   -------   -------   -------   -------   -------   -------     -------
Distributions
  Net realized gain           --      (2.14)    (0.84)    (0.29)       --        --     (2.14)    (0.83)         --
                        --------   --------   -------   -------   -------   -------   -------   -------     -------
Net Asset Value, End
 of Period              $  30.18   $  25.59   $ 23.41   $ 20.63   $ 18.69   $ 29.66   $ 25.20   $ 23.23     $ 20.64
                        ========   ========   =======   =======   =======   =======   =======   =======     =======
Ratios/Supplemental
 Data
Total Return               17.94%     19.39%    17.81%    10.69%    60.15%    17.70%    18.58%    16.26%      (0.48%)
Ratio to average net
 assets
  Expenses                  2.06%      2.30%     2.85%     3.10%     4.04%     2.81%     3.05%     3.60%       4.06%**
  Expenses, net of
   reimbursements
   and fee waivers
   (Note 2)                 1.95%      1.95%     1.95%     2.54%     2.80%     2.70%     2.70%     2.70%       2.99%**
  Net investment loss,
   excluding
   reimbursements
   and fee waivers         (1.09%)    (1.31%)   (2.21%)   (2.93%)   (3.61%)   (1.91%)   (2.06%)   (2.96%)     (4.60%)**
  Net investment loss      (0.98%)    (0.95%)   (1.31%)   (2.36%)   (2.37%)   (1.80%)   (1.70%)   (2.06%)     (3.53%)**
Portfolio turnover rate   141.91%    154.38%   183.57%   147.71%   122.31%   141.91%   154.38%   183.57%     147.71%
Net assets, end of
 period (000's)         $157,917   $120,182   $19,664   $16,588   $ 8,628   $ 3,225   $ 2,438   $   562     $    93

*  Commencement of operation of Class C shares was April 21, 2004.
** Annualized

The accompanying notes are an integral part of these financial statements.

                                      15

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS

October 31, 2007
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT"), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established December 12, 2000 as a series of SCMT. The Fund currently offers two Classes of shares (Class A and Class C). The objective of the Fund is to seek to achieve long-term capital appreciation.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation. The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      Federal Income Taxes. The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial

                                      16

statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of October 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Repurchase Agreements. The fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which the advisor considers credit worthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The advisor marks to market daily the value of the collateral, and, if necessary, requires the sellers maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with disposition of the underlying securities.

      Security Loans. The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

      Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable to each class.

      Reclassifications of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of the net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2007, the Fund decreased undistributed net investment loss by $1,410,497 and decreased accumulated realized gains by $1,410,497.

                                      17

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets and for Class C shares to 2.70% of average Class C net through October 31, 2007. For the year ended October 31, 2007, the Advisor earned fees of $1,765,086, of which $162,223 were waived.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor. The Fund or the Advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's A Class average daily net assets, and at the rate of 0.75% on the Fund's C Class average daily net assets. For the year ended October 31, 2007, there were $346,248 of 12b-1 fees incurred by Class A shares.

      The Fund has also adopted a shareholder servicing plan for Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate up to 0.25% per annum of the average daily net assets of the Fund for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the year ended October 31, 2007, there were $27,075 of distribution and servicing fees incurred by the Fund.

      The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The recoverable amount does not include fees voluntarily waived and expenses reimbursed prior to November 1, 2001. The total amount of recoverable reimbursements as of October 31, 2007 was $504,548, and expire as follows:

                     2005                  $136,422  Expires 2008
                     2006                   205,903  Expires 2009
                     2007                   162,223  Expires 2010
                                            -------
                                           $504,548
                                           ========

      Commonwealth Shareholder Services, Inc. ("CSS"), an affiliate of the Advisor, is Administrator to the Fund and earned and received $121,464 for providing shareholder, recordkeeping, administrative, and blue-sky filing services for the year ended October 31, 2007. Additionally, CSS received $4,065 and $1,245 of the $36,146 in registration fees and $200,757 in shareholder services fees, respectively, for hourly services provided to the Fund.

                                      18

      First Dominion Capital Corporation ("FDCC"), an affiliate of the Advisor, acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees of $8,056 were received by FDCC in connection with the distribution of the Fund's shares during the year ended October 31, 2007. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 360 days of purchase and for certain Class C Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended October 31, 2007, the CDSC for Fund shares redeemed was $93,072.

      Fund Services, Inc. ("FSI"), an affiliate of the Advisor, is the Fund's Transfer and Dividend Disbursing Agent. FSI earned and received $180,655 for its services for the year ended October 31, 2007.

      Commonwealth Fund Accounting ("CFA"), an affiliate of the Advisor, is the Fund's Pricing Agent. CFA earned and received $62,407 for its services for the year ended October 31, 2007.

      Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended October 31, 2007 aggregated $187,218,167 and $206,903,153, respectively.

NOTE 4 - SECURITIES LENDING

      The Fund participates in a securities lending program through its custodian. The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt at all times of no less than 102% of the value of the securities on loan, "marked-to-market" daily. The borrower pays to the lender-Fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities. At October 31, 2007, securities valued at $33,707,288 were on loan to brokers. For collateral, the Fund received shares of overnight repurchase agreements with Bear Stearns. Income from securities lending amounted to $332,712 for the year ended
October 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of wash sales.

                                      19

      The tax character of distributions paid during the year ended October 31, 2007 and the year ended October 31, 2006 was as follows:

                                                Year ended       Year ended
                                             October 31, 2007 October 31, 2006
                      -                      ---------------- ----------------
  Distributions from ordinary income               $ --          $  511,448
  Distributions from long-term capital gains         --           1,492,304
                                                   ----          ----------
  Total distributions                              $ --          $2,003,752
                                                   ====          ==========

      As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

             Undistributed net investment income           $ 3,291,719
             Accumulated net realized gain on investments    3,179,074
             Unrealized appreciation                        28,651,009
                                                           -----------
                                                           $35,121,802
                                                           ===========

      The difference between book basis unrealized appreciation & depreciation is attributable to tax deferral of losses on wash sales.

      As of October 31, 2007, cost for Federal Income tax purpose is $166,570,342 and net unrealized appreciation consists of:

                    Gross unrealized appreciation  $30,954,833
                    Gross unrealized depreciation   (2,303,824)
                                                   -----------
                    Net unrealized appreciation    $28,651,009
                                                   ===========

NOTE 6 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                               Class A Shares          Class C Shares
                          ------------------------  -------------------
                                 Year ended              Year ended
                              October 31, 2007        October 31, 2007
                          ------------------------  -------------------
                            Shares        Value      Shares     Value
                          ----------  ------------  -------  ----------
        Shares sold        1,907,250  $ 51,636,504   32,150  $  886,476
        Shares reinvested         --            --       --          --
        Shares redeemed   (1,372,106)  (37,128,794) (20,139)   (534,948)
                          ----------  ------------  -------  ----------
        Net increase         535,144  $ 14,507,710   12,011  $  351,528
                          ==========  ============  =======  ==========

                               Class A Shares          Class C Shares
                          ------------------------  -------------------
                                 Year ended              Year ended
                              October 31, 2006        October 31, 2006
                          ------------------------  -------------------
                            Shares        Value      Shares     Value
                          ----------  ------------  -------  ----------
        Shares sold        4,339,980  $106,910,018   75,627  $1,919,882
        Shares reinvested     81,713     1,899,828    2,329      53,591
        Shares redeemed     (565,019)  (13,810,945)  (5,406)   (159,758)
                          ----------  ------------  -------  ----------
        Net increase       3,856,674  $ 94,998,901   72,550  $1,813,715
                          ==========  ============  =======  ==========

                                      20

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Satuit Capital Management Trust
Mt. Pleasant, South Carolina

      We have audited the accompanying statement of assets and liabilities of the Satuit Capital Micro-Cap Fund, a series of Satuit Capital Management Trust (the "Trust"), including the schedule of portfolio investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four periods in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2003 were audited by other auditors, whose report dated November 19, 2003, expressed an unqualified opinion on such financial statement and financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Satuit Capital Micro-Cap Fund, as of October 31, 2007, and the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the four periods in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                                                       TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 31, 2007

                                      21

                         SATUIT CAPITAL MICRO CAP FUND

                     SUPPLEMENTAL INFORMATION (Unaudited)

      Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and ages of the trustees and officers of the Fund, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

                                           Number                                Other Directorships by
                        Position(s) Held of Funds in                             Trustees and Number of
Name, Address and       with Company and   Company     Principal Occupation(s)    Funds in the Complex
Year Born                    Tenure       Overseen     During the Past 5 Years          Overseen
-----------------       ---------------- -----------   -----------------------   ----------------------
Interested Trustee:
Robert J. Sullivan*     Chairman of the      N/A     Chairman, President and              N/A
2807 Gaston Gate        Board,                       Treasurer of Satuit Capital
Mt. Pleasant, S.C 29466 President and                Management Trust, an
(1961)                  Treasurer since              open-end investment
                        December                     management company,
                        2000.                        since December, 2000;
                                                     Managing Director and
                                                     Investment Officer of
                                                     Satuit Capital
                                                     Management, LLC, a
                                                     registered investment
                                                     adviser, from June, 2000 to
                                                     Present.






                                      22

                                      Number                                 Other Directorships by
                   Position(s) Held of Funds in                              Directors and Number of
Name, Address and  with Company and   Company     Principal Occupation(s)     Funds in the Complex
Year Born               Tenure       Overseen     During the Past 5 Years           Overseen
-----------------  ---------------- -----------   -----------------------    -----------------------
Non-Interested Trustees:
Samuel Boyd, Jr.    Trustee since        1      Retired. Mr. Boyd was         The World Funds,
8730 Stony Point    October, 2002               Manager of the Customer       Inc. -- 10 Funds; and
Parkway                                         Services Operations and       The World Insurance
Suite 205                                       Accounting Division of the    Trust -- 1 Fund.
Richmond, VA 23235                              Potomac Electric Power
(1940)                                          Company from August,
                                                1978 until April, 2005; a
                                                Director of The World
                                                Funds, Inc., a registered
                                                investment company, since
                                                May, 1997; a Trustee of
                                                The World Insurance
                                                Trust, a registered
                                                investment company, since
                                                May, 2002; and a Trustee
                                                of Janus Advisors Series
                                                Trust, a registered
                                                investment company, from
                                                2003 to 2005.

William E. Poist    Trustee since        1      Mr. Poist is a financial and  The World Funds,
8730 Stony Point    November,                   tax consultant through his    Inc. -- 10 Funds; and
Parkway             2003                        firm Management               The World Insurance
Suite 205                                       Consulting for                Trust -- 1 Fund.
Richmond, VA 23235                              Professionals since 1974; a
(1939)                                          Director of The World
                                                Funds, Inc., a registered
                                                investment company, since
                                                May, 1997; and a Trustee
                                                of The World Insurance
                                                Trust, a registered
                                                investment company, since
                                                May, 2002. Mr. Poist is
                                                also a certified public
                                                accountant.

                                      23

                                      Number                                 Other Directorships by
                   Position(s) Held of Funds in                              Directors and Number of
Name, Address and  with Company and   Company     Principal Occupation(s)     Funds in the Complex
Year Born               Tenure       Overseen     During the Past 5 Years           Overseen
-----------------  ---------------- -----------   -----------------------    -----------------------
Paul M. Dickinson   Trustee since        1      Mr. Dickinson is President    The World Funds,
8730 Stony Point    November 2003               of Alfred J. Dickinson, Inc.  Inc. -- 10 Funds; and
Parkway                                         Realtors since April, 1971;   The World Insurance
Suite 205                                       a Director of The World       Trust -- 1 Fund.
Richmond, VA 23235                              Funds, Inc., a registered
(1947)                                          investment company, since
                                                May, 1997; and Trustee of
                                                The World Insurance
                                                Trust, a registered
                                                investment company, since
                                                May, 2002.

Anthony J. Hertl    Trustee since        1      Consultant to small and       Z-Seven Fund Inc. --
8730 Stony Point    October, 2002               emerging businesses since     1 Fund; Northern
Parkway                                         2000. Retired in 2000 as      Lights Fund Trust --
Suite 205                                       Vice President of Finance     13 Funds; Northern
Richmond, VA 23235                              and Administration of         Lights Variable Trust
(1950)                                          Marymount College,            -- 13 Funds;
                                                Tarrytown, N.Y. where he      AdvisorOne Funds --
                                                served in this capacity for   16 Funds; and The
                                                four years. Mr. Hertl is a    India Select Fund --
                                                Certified Public              1 Fund.
                                                Accountant.

                                      24

                                      Number                            Other Directorships by
                   Position(s) Held of Fund in                          Directors and Number of
Name, Address and  with Company and  Company   Principal Occupation(s)   Funds in the Complex
Year Born               Tenure       Overseen  During the Past 5 Years         Overseen
-----------------  ---------------- ---------- -----------------------  -----------------------
Officers:
Peter L. Smith     Chief Compliance    N/A     Chief Compliance                   N/A
8730 Stony Point   Officer                     Officer, American
Parkway,                                       Pension Investors Trust
Suite 205                                      (investment company),
Richmond, VA 23235                             and Chief Compliance
(1932)                                         Officer of Yorktown
                                               Management & Research
                                               Company, Inc.
                                               (investment adviser),
                                               since 2004; Chief
                                               Compliance Officer of
                                               Third Millennium
                                               Investment Advisors,
                                               LLC since 2005; Director
                                               of Compliance,
                                               AmeriMutual Funds
                                               Distributor from 2003 to
                                               2006 and Senior
                                               Compliance Officer,
                                               Mutual Fund Services,
                                               FBR National Bank and
                                               Trust from 2002 to 2003.



                                      25

                         SATUIT CAPITAL MICRO CAP FUND
                     SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge and upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov.. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Trustees must request and evaluate, and the investment advisor is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement. Consistent with these responsibilities, the Board of Trustees (the "Board") met in person on September 18, 2006 to, among other things, review and consider the approval of the continuation of the Investment Advisory Agreement by and between the Trust on behalf of the Fund and the Advisor (the "Advisory Agreement").

      In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the Advisor, including information about its personnel and operations. The Board also received comparative data produced by third parties, including Morningstar and Lipper. This information is in addition to the detailed information about the Fund that the Board reviewed during the course of the year, including information that related to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the continuation of the Advisory Agreement. In addition, the Independent Trustees received advice from counsel in executive session outside the presence of Fund management and participated in a question and answer session with the Advisor.

                                      26

      As part of the renewal process and ongoing oversight of the advisory relationship, counsel sent an information request letter to the Advisor seeking certain relevant information. The responses by the Advisor were provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

      At the September 18, 2006 meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year period. The Board's approval was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

      1. the nature, extent and quality of the services provided to the Fund under the Advisory Agreement;

      2. the Fund's investment performance and how it compared to that of certain other comparable mutual funds;

      3. the Fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

      4. the profitability of the Advisor with respect to the Fund, including both direct and indirect benefits accruing to the Advisor; and

      5. the extent to which economies of scale would be realized as the Fund grows, and whether fee level in the Advisory Agreement reflects those economies of scale for the benefit of the Fund's investors.

      Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Advisor to the Fund and the resources of the Advisor. In this regard, the Board evaluated, among other things, the Advisor's personnel, experience, performance history and compliance program. In particular, the Board noted the Advisor's expertise in managing a portfolio of securities many of which are thinly traded, especially with regard to the 1940 Act's restrictions on illiquid securities holdings. The Board noted the recent expansion of the Advisor's personnel by hiring Mr. Robert Johnson and his experience within the mutual fund industry, particularly within the finance and energy sectors of the market, that he will bring to the Advisor in its service to the Fund. Following its evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisor to the Fund supported renewal of the Advisory Agreement.

      Fund Performance. The Board considered fund performance in determining whether to renew the Advisory Agreement. Specifically, the Board considered the Fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of the Fund, the Board considered both market risk and shareholder risk expectations for the Fund and whether, irrespective of relative performance, the Advisor's absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and the Advisor's profitability discussed below. The Board noted the fact that the small cap market generally has been under market pressuring during the prior six-month period, but the Fund's performance has remained good. The Board noted the Fund's performance over the prior five year period and its ranking among its peer group. The Board considered Mr. Sullivan's statement that such five

                                      27

year performance and ranking has and will continue to be play a significant role in the Advisor's ability to grow the Fund's assets. Following its evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Advisory Agreement.

      Fund Expenses. With respect to the Fund's expenses, the Board considered the rate of compensation called for by the Advisory Agreement, and the Fund's expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees noted the Advisor had achieved significant growth of the Fund's assets while maintaining its expense ratio, and that the Fund's expense ratio remains competitive. Although the Board noted that certain of the peer group funds maintained slightly lower expense ratios, such advisors were often part of a larger organization which may absorb some or all of such advisor's expenses. The Board also noted the Advisor's continued willingness to cap Fund expenses through an expense limitation agreement with respect to the Fund's Class A shares. Following its evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Advisory Agreement.

      Profitability. With regard to profitability, the Board considered the compensation flowing to the Advisor and reviewed management's financial statements. The Board considered whether the levels of compensation and profitability under the Advisory Agreement was reasonable and justified in light of the quality of all services rendered to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisor is reasonable and supported renewal of the Advisory Agreement.

      Economies of Scale. The Board considered the absence of any economies of scale and noted that given the size of the Fund and the fact that the Fund is the only fund managed by the Advisor at this time, there are no such economies to be passed along to shareholders. However, the Trustees noted that they would continue to monitor the growth in assets of the Fund and any future series of the Trust that may be advised by the Advisor and asked the Advisor to continue to monitor the Fund's expenses and asset size in connection with determining when economies of scale may allow develop which may be passed along to shareholders if deemed advisable under the circumstances. The Board considered that the Advisor, through its Expense Limitation Agreement with the Fund, has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets are relatively small.

      In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling. Based on the independent Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the independent Trustees have considered to be relevant in the exercise of their reasonable judgment.

                                      28

Investment Adviser:

   Satuit Capital Management, LLC.
     2807 Gaston Gate
     Mt. Pleasant, SC 29466

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Fund Counsel:

   Blank Rome LLP
     405 Lexington Avenue
     New York, NY 10174

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Satuit Capital Micro
 Cap Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Commonwealth Shareholder Service at
 (800) 567-4030 Toll Free. Fund information is also available online at www.satuitcapital.com
 LOGO

                         Annual Report to Shareholders

                         SATUIT CAPITAL MICRO CAP FUND

                                  A series of
                        Satuit Capital Management Trust

                              For the Year Ended
                               October 31, 2007

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,500 for 2007 and $12,000 for 2006.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2007 and $2,500 for 2006.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2007 and $0 for 2006.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Satuit Capital Micro Cap Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2006.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.       [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Satuit Capital Management Trust

By (Signature and Title)*:      /s/Robert J. Sullivan
                                --------------------
                                Robert J. Sullivan
                                Chief Executive Officer
                                (principal executive officer)
Date:         January 10, 2008



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/Robert J. Sullivan
                                -------------------
                                Robert J. Sullivan
                                Chief Executive Officer
                                (principal executive officer)

Date:         January 10, 2008


By (Signature and Title)*:      /s/Robert J. Sullivan
                                -------------------
                                Robert J. Sullivan, Chief Financial Officer
                                (principal financial officer)

Date:         January 10, 2008


* Print the name and title of each signing officer under his or her signature.